REVENUE AND OTHER INCOME - Schedule of Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue [abstract]
Gain on settlement of claims	$ 3,998	$ 0
Other gains	18	519
Gain on sale of vessels	4,596	3,226
Loss on termination of leased vessels	(431)	0
Gain (loss) on pool arrangements	(141)	315
Total operating revenues and other income	$ 8,040	$ 4,060